Significant Events in the Reporting Period	3 Months Ended
Mar. 31, 2025
Significant Events in the Reporting Period [Abstract]
Significant events in the reporting period

Note 3:- Significant events in the reporting period

On March 5, 2025, the company announced that its Board of Directors has declared a special cash dividend of 0.20$ (NIS 0.73) per share on the Company’s common stock (totaling $11,534 thousands). The special cash dividend was paid on April 7, 2025, to shareholders of record at the close of business on March 17, 2025.